Equity (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Appropriations of Earnings and Dividends Per Share

	First Quarter of 2020	Second Quarter of 2020	Third Quarter of 2020	Fourth Quarter of 2020
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 12, 2020	August 11, 2020	November 10, 2020	February 9, 2021
Special capital reserve	$(2,694.8)	$11,884.5	$5,501.3	$12,420.7

Cash dividends to shareholders	$64,826.0	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.5	$2.5	$2.5	$2.5

	First Quarter of 2021	Second Quarter of 2021	Third Quarter of 2021	Fourth Quarter of 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 9, 2021	August 10, 2021	November 9, 2021	February 15, 2022
Special capital reserve	$(6,287.0)	$10,201.2	$710.2	$3,304.3

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

	First Quarter of 2022	Second Quarter of 2022	Third Quarter of 2022	Fourth Quarter of 2022
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 10, 2022	August 9, 2022	November 8, 2022	February 14, 2023
Special capital reserve	$(15,541.0)	$(12,002.8)	$(31,910.4)	$17,166.2

Cash dividends to shareholders	$71,308.5	$71,308.5	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75	$2.75	$2.75

Changes in Other Reserves

	Year Ended December 31, 2020
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(26,871.4)	$(692.9)	$(3.8)	$(0.2)	$(27,568.3)
Exchange differences arising on translation of foreign operations	(29,846.8)	—	—	—	(29,846.8)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	423.2	—	—	423.2
Debt instruments	—	3,907.0	—	—	3,907.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	108.7	—	—	108.7
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(1,439.4)	—	—	(1,439.4)
Loss allowance adjustments from debt instruments	—	(0.9)	—	—	(0.9)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	24.1	—	24.1
Transferred to initial carrying amount of hedged items	—	—	(20.3)	—	(20.3)
Share of other comprehensive income (loss) of associates	(283.4)	15.5	—	—	(267.9)
Share of unearned stock-based employee compensation of associates	—	—	—	0.2	0.2
Income tax effect	—	0.6	—	—	0.6

Balance, end of year	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)

	Year Ended December 31, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)
Exchange differences arising on translation of foreign operations	(6,181.7)	—	—	—	(6,181.7)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	1,898.2	—	—	1,898.2
Debt instruments	—	(3,339.9)	—	—	(3,339.9)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	(187.7)	—	—	(187.7)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(93.2)	—	—	(93.2)
Loss allowance adjustments from debt instruments	—	1.3	—	—	1.3
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	90.2	—	90.2
Transferred to initial carrying amount of hedged items	—	—	48.5	—	48.5
Share of other comprehensive income (loss) of associates	(120.0)	30.0	(14.7)	—	(104.7)
Income tax effect	—	(56.2)	(3.4)	—	(59.6)

Balance, end of year	$(63,303.3)	$574.3	$120.6	$—	$(62,608.4)

	Year Ended December 31, 2022
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$(63,303.3)	$574.3	$120.6	$—	$(62,608.4)
Exchange differences arising on translation of foreign operations	51,009.7	—	—	—	51,009.7
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(263.3)	—	—	(263.3)
Debt instruments	—	(10,513.7)	—	—	(10,513.7)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	(303.3)	—	—	(303.3)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	410.1	—	—	410.1
Loss allowance adjustments from debt instruments	—	0.9	—	—	0.9
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	1,329.2	—	1,329.2
Transferred to initial carrying amount of hedged items	—	—	(52.9)	—	(52.9)
Issuance of shares	—	—	—	(451.9)	(451.9)
Share-based payment expenses recognized	—	—	—	266.7	266.7
Share of other comprehensive income (loss) of associates	550.3	38.6	76.4	—	665.3
Income tax effect	—	—	6.0	—	6.0

Balance, end of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)

Capital Stock - Common Stock [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus

a.	Capital stock

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Authorized shares	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

Capital Surplus [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital
Additional paid-in capital	$24,185.0	$24,183.6
From merger	22,804.5	22,803.3
From convertible bonds	8,892.9	8,892.4
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	8,406.3	8,406.3
Donations - donated by shareholders	11.3	11.3
May only be used to offset a deficit
From share of changes in equities of subsidiaries	113.9	4,229.9
From share of changes in equities of associates	307.2	311.8
Donations - unclaimed dividend	40.4	53.7
May not be used for any purpose
Employee restricted shares	—	438.0

	$64,761.5	$69,330.3